Mezzanine equity (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mezzanine equity
Interest allocable to Class A restricted voting shares	$ 0	$ 2,350,312
Issuance costs	0	20,125,000
Issuance costs	$ 0	$ 22,475,312